Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign Currency Translation:
Foreign currency exchange losses	$ 0.5	$ 0.2	$ 0.2